Cover	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2022
Current Fiscal Year End Date	--06-30
Entity File Number	000-54437
Entity Registrant Name	SUNHYDROGEN, INC.
Entity Central Index Key	0001481028
Entity Tax Identification Number	26-4298300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10 E. Yanonali
Entity Address, Address Line Two	Suite 36
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	805
Local Phone Number	966-6566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false